Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 11, 2015
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2015
Prospectus Date	rr_ProspectusDate	Sep. 14, 2015